Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Information of Offsetting of Financial Assets and Financial Liabilities
The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2024 and September 30, 2024. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
March 31, 2024
Assets (1) :
Derivatives	14,874	—	14,874	(5)	(11,525)	(1,065)	2,284
Receivables under resale agreements	20,535	—	20,535	(6)	(19,431)	—	1,103
Receivables under securities borrowing transactions	2,352	—	2,352	(7)	(2,261)	—	91

Total	37,761	—	37,761		(33,217)	(1,065)	3,478

Liabilities (1) :
Derivatives	14,918	—	14,918	(5)	(10,941)	(1,137)	2,840
Payables under repurchase agreements	38,105	—	38,105	(6)	(36,842)	—	1,262
Payables under securities lending transactions	1,350	—	1,350	(7)	(1,298)	—	52
Other liabilities (8)	71	—	71		(60)	—	11

Total	54,444	—	54,444		(49,142)	(1,137)	4,166

September 30, 2024
Assets (1) :
Derivatives	14,453	—	14,453	(5)	(11,570)	(766)	2,117
Receivables under resale agreements	22,659	—	22,659	(6)	(21,090)	—	1,569
Receivables under securities borrowing transactions	2,176	—	2,176	(7)	(2,136)	—	40

Total	39,289	—	39,289		(34,796)	(766)	3,726

Liabilities (1) :
Derivatives	14,674	—	14,674	(5)	(11,272)	(1,214)	2,187
Payables under repurchase agreements	38,718	—	38,718	(6)	(36,645)	—	2,073
Payables under securities lending transactions	1,441	—	1,441	(7)	(1,350)	—	91
Other liabilities (8)	87	—	87		(87)	—	—

Total	54,920	—	54,920		(49,354)	(1,214)	4,351

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.

(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were
 ¥13,930 billion and ¥13,933
billion, respectively, at March 31, 2024, and
 ¥13,749 billion and ¥13,914 billion, respectively, at September 30, 2024.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥19,470 billion and ¥37,042 billion, respectively, at March 31, 2024, and ¥21,410 billion and ¥36,853 billion, respectively, at September 30, 2024.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,352 billion and ¥1,303 billion, respectively, at March 31, 2024, and ¥2,174 billion and ¥1,360 billion, respectively, at September 30, 2024.

(8)
Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.